Schedule II - Valuation And Qualifying Accounts (Schedule Of Valuation And Qualifying Accounts) (Details) - USD ($) $ in Millions		12 Months Ended
		Sep. 30, 2016		Sep. 30, 2015	Sep. 30, 2014
Allowance for Doubtful Accounts [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Period		$ 48		$ 58	$ 88
Charged to Expense		9		8	8
Charged to Other Accounts		13		18	8
Other	[1]	(15)		(36)	(46)
Balance at End of Period		55		48	58
Allowance for deferred tax assets [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Period		112		106	47
Charged to Expense		1		0	58	[2]
Charged to Other Accounts		52	[3]	9	1
Other	[1]	0		(3)	0
Balance at End of Period		$ 165		$ 112	$ 106

[1]	Primarily includes write-offs of uncollectible trade receivables. Other Changes also includes the impact of foreign currency translation adjustments.
[2]	The increase in the valuation allowance was primarily due to the capital loss generated from the tax election related to a non-U.S. subsidiary.
[3]	The increase in the valuation allowance was primarily due to the loss recorded on the exit from the Energy-from-Waste business. These costs were recorded in discontinued operations. See Note 4, Discontinued Operations, for additional information.